Receivables - Maturities of Financing Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	[1]
Receivables [Abstract]
2019	$ 12,809
2020	2,363
2021	1,691
2022	1,227
2023	859
2024 and thereafter	218
Financing receivables, net	$ 19,167	$ 19,795

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606).